S-K 1602(a)(3) Forepart, Sponsor Compensation - Idea Tender LLC [Member]	Jan. 06, 2026 USD ($) $ / shares shares
Common Shares [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	8,750,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 25,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.002
Private Placement Warrants [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	3,666,667
Price Paid or to be Paid for Securities, Total Amount | $	$ 5,500,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 1.5